Lease - Future lease payments and lease liabilities (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Maturities of operating lease liabilities
2023	¥ 404,020
2024	341,576
2025	304,923
2026	284,170
Thereafter	1,175,366
Total undiscounted lease payment	2,510,055
Less: imputed interest(a)	(385,055)
Present value of lease liabilities	¥ 2,125,000